                               GUARDIAN PORTFOLIO
                                NEUBERGER BERMAN
                           ADVISERS MANAGEMENT TRUST
                                 ANNUAL REPORT
                               DECEMBER 31, 1999

                                                                    NMAAR0790200

PORTFOLIO MANAGERS' COMMENTARY
Neuberger Berman Advisers Management Trust                     December 31, 1999
--------------------------------------------------------------------------------
          Guardian Portfolio
   KEVIN RISEN & RICK WHITE, PORTFOLIO CO-MANAGERS
   The Portfolio produced a 14.93% total return for the one-year period ended December 31, 1999. In comparison, the portfolio's returns were higher than the Russell 1000 Value Index, which provided a total return of 7.35%, but lower than the 21.01% return provided by the S&P 500 Index.(1) Relative to the Russell 1000 Value Index, the portfolio's out-performance was largely the result of successful security selection and sector allocation strategies. The portfolio lagged the S&P 500 Index because, for most of the year, investors preferred growth stocks over the more value-oriented stocks in which the fund primarily invests.
   Overall, 1999 was both rewarding and volatile for most segments of the U.S. equity market. Faster-than-expected economic growth during the first half of the year prompted the Federal Reserve Board to raise short-term interest rates three times between June and November in an attempt to forestall a reacceleration of inflation. Although the uncertainty surrounding rising interest rates created large price swings in many market sectors, a broad-based rally emerged during the fourth quarter, sending most major stock market averages, including the large-cap S&P 500 Index(2) and the small-cap Russell 2000 Index(2) to new highs on the last trading day of 1999.
   Although investors preferred the growth style of investing over the value style throughout the year, the portfolio benefited from the portfolio co-managers' emphasis on technology stocks. In fact, over the year half of the portfolios ten top-performing stocks were technology companies, including computer workstation and software manufacturer Sun Microsystems (1.0% of net assets as of December 31, 1999), and computer manufacturer Apple Computer (2.0% of net assets). In the capital goods sector (5.7% of total equity market value), contract manufacturer SCI Systems (1.6% of net assets) also benefited by diversifying its business mix. SCI Systems has added facilities for the manufacture of value-added products, such as telecommunications equipment. Finally, financial services conglomerate Citigroup (2.0% of net assets) benefited from progress in the integration of its various banking, brokerage and insurance businesses after the merger of Travelers Group and Citicorp.
   On the other hand, the portfolio's performance was hurt by several individual holdings. Office equipment manufacturer Xerox Corp. (no longer a portfolio holding at December 31, 1999) saw its earnings and stock price fall after encountering problems related to the restructuring of its sales force. Philip Morris (0.7% of net assets) fell because of continuing litigation in its tobacco unit. In our view, the value of Philip Morris's other businesses -- including Kraft Foods and Miller Brewing -- is not reflected in the company's stock price.
   Looking forward, the portfolio co-managers believe that investor sentiment has swung too far toward the growth style of investing, making many technology and telecommunications stocks overvalued while creating even more compelling values in the basic materials and consumer staples sectors. Accordingly, the portfolio co-managers have begun to reduce the portfolio's exposure to highly-valued technology stocks in favor of stocks within perceived undervalued sectors that they believe have strong business franchises and attractive valuations. In addition, the portfolio co-managers have continued to de-emphasize financial stocks because of rising interest rates, deteriorating credit quality and slow revenue growth.

(1)14.93% and 23.93% were the average annual total returns for the 1-year and since inception (11/03/97) periods ended December 31, 1999. Neuberger Berman Management Inc. ("NBMI") has agreed to absorb certain expenses of the AMT Portfolios. Without this arrangement, which is subject to change, the total returns of the Portfolios would be less. Results are shown on a total return basis and include reinvestment of all dividends and capital gains distributions. Performance data quoted represents past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that the shares, when redeemed, may be worth more or less than their original cost. The performance information does not reflect fees and expenses of the insurance companies.

   The S&P 500 Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries. The Russell 1000-Registered Trademark- Index measures the performance of the 1,000 largest companies in the Russell 3000 Index (which measures the performance of the 3,000 largest U.S. companies based on total market capitalization). The Russell 1000 Index represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index is an unmanaged index consisting of the securities of the 2,000 issuers having the smallest capitalization in the Russell 3000 Index, representing approximately 8% of the Russell 3000 total market capitalization. The smallest company's market capitalization is roughly $178 million. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of these indices are prepared or obtained by NBMI and include reinvestment of all dividends and capital gain distributions. The Portfolio may invest in many securities not included in the above-described indices.

   The composition, industries and holdings of the Portfolio are subject to change.

   The investments for the Portfolio are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other mutual funds.

   Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of the AMT Portfolios may be purchased only by life insurance companies to be used with their separate accounts that fund variable annuity and variable life insurance policies and by qualified pension and retirement plans.

COMPARISON OF A $10,000 INVESTMENT
Neuberger Berman Advisers Management Trust                     December 31, 1999
--------------------------------------------------------------------------------
          Guardian Portfolio

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUAL TOTAL RETURN(1)
                                 GUARDIAN  RUSSELL 1000 -R-      S&P
                                PORTFOLIO          VALUE(2)   500(2)
1 YEAR                            +14.93%            +7.35%  +21.01%
LIFE OF FUND                      +23.93%           +14.28%  +26.35%
                                 Guardian      Russell 1000      S&P
                                Portfolio             Value      500
11/3/1997                         $10,000           $10,000  $10,000
12/31/1997                        $10,520           $10,747  $10,653
1998                              $13,851           $12,427  $13,692
1999                              $15,920           $13,339  $16,569

   Neuberger Berman Advisers Management Trust Guardian Portfolio (the "Fund") commenced operations on 11/3/97.

1. "Total Return" includes reinvestment of all dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2. The Russell 1000-Registered Trademark- Index measures the performance of the 1,000 largest companies in the Russell 3000-Registered Trademark- Index (which measures the performance of the 3,000 largest U.S. companies based on total market capitalization). The Russell 1000 Index represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500 Index is an unmanaged index generally considered to be representative of stock market activity. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of these indices are prepared or obtained by Neuberger Berman Management Inc. and include reinvestment of all dividends and distributions. The Series may invest in many securities not included in the above-described indices.

Performance data are historical and include changes in share price and reinvestment of dividends and distributions. Performance numbers are net of all Fund operating expenses, but do not include any insurance charges or other expenses imposed by your insurance company's variable annuity or variable life insurance policy. If this performance information included the effect of the insurance charges and other expenses, performance numbers would be lower.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Guardian Portfolio

                                                    December 31,
                                                        1999
                                                    -------------
ASSETS
      Investment in Series, at value (Note A)       $121,167,448
      Receivable for Trust shares sold                    38,925
      Deferred organization costs (Note A)                 6,568
                                                    -------------
                                                     121,212,941
                                                    -------------
LIABILITIES
      Payable for Trust shares redeemed                   89,913
      Payable to administrator -- net (Note B)            54,453
      Accrued expenses                                    17,508
                                                    -------------
                                                         161,874
                                                    -------------
NET ASSETS at value                                 $121,051,067
                                                    -------------

NET ASSETS consist of:
      Par value                                     $      7,639
      Paid-in capital in excess of par value         110,317,466
      Accumulated undistributed net investment
       income                                            635,926
      Accumulated net realized losses on
       investment                                     (1,033,222)
      Net unrealized appreciation in value of
       investment                                     11,123,258
                                                    -------------
NET ASSETS at value                                 $121,051,067
                                                    -------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
       authorized)                                     7,638,768
                                                    -------------

NET ASSET VALUE, offering and redemption price per
  share                                                   $15.85
                                                    -------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Guardian Portfolio

                                                       For the
                                                         Year
                                                        Ended
                                                     December 31,
                                                         1999
                                                     ------------
INVESTMENT INCOME
    Investment income from Series (Note A)           $ 1,768,775
                                                     ------------
    Expenses:
      Administration fee (Note B)                        330,279
      Reimbursement of expenses previously assumed
       by administrator (Note B)                          19,386
      Custodian fees                                      10,000
      Shareholder reports                                  9,157
      Legal fees                                           7,635
      Trustees' fees and expenses                          5,638
      Auditing fees                                        1,981
      Amortization of deferred organization and
       initial offering expenses (Note A)                  1,769
      Miscellaneous                                        1,262
      Expenses from Series (Notes A & B)                 715,358
                                                     ------------
        Total expenses                                 1,102,465
      Expenses reduced by custodian fee expense
       offset arrangement (Note B)                          (856)
                                                     ------------
        Total net expenses                             1,101,609
                                                     ------------
        Net investment income                            667,166
                                                     ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS FROM
  SERIES (NOTE A)
    Net realized gain on investment securities         3,299,389
    Net realized gain on option contracts                183,744
    Net realized gain on financial futures
     contracts                                         1,320,965
    Change in net unrealized appreciation of
     investment securities, financial futures
     contracts, and option contracts                   6,942,689
                                                     ------------
        Net gain on investments from Series
        (Note A)                                      11,746,787
                                                     ------------
        Net increase in net assets resulting from
        operations                                   $12,413,953
                                                     ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Guardian Portfolio

                                                     Year
                                                    Ended
                                                 December 31,
                                              1999          1998
                                          --------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $    667,166  $    290,899
    Net realized gain (loss) on
     investments from Series (Note A)        4,804,098    (5,836,131)
    Change in net unrealized
     appreciation of investments from
     Series (Note A)                         6,942,689     4,162,581
                                          --------------------------
    Net increase (decrease) in net
     assets resulting from operations       12,413,953    (1,382,651)
                                          --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                     (320,622)       (1,976)
                                          --------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold              100,058,922   109,277,613
    Proceeds from reinvestment of
     dividends                                 320,622         1,976
    Payments for shares redeemed           (65,533,795)  (34,350,295)
                                          --------------------------
    Net increase from Trust share
     transactions                           34,845,749    74,929,294
                                          --------------------------
NET INCREASE IN NET ASSETS                  46,939,080    73,544,667
NET ASSETS:
    Beginning of year                       74,111,987       567,320
                                          --------------------------
    End of year                           $121,051,067  $ 74,111,987
                                          --------------------------
    Accumulated undistributed net
     investment income at end of year     $    635,926  $    289,382
                                          --------------------------

NUMBER OF TRUST SHARES:
    Sold                                     6,637,292     7,993,108
    Issued on reinvestment of dividends         22,951           162
    Redeemed                                (4,375,568)   (2,693,080)
                                          --------------------------
    Net increase in shares outstanding       2,284,675     5,300,190
                                          --------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger Berman Advisers Management Trust                     December 31, 1999
--------------------------------------------------------------------------------
          Guardian Portfolio

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Guardian Portfolio (the "Fund") is a separate operating series of Neuberger Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of eight separate operating series (the "Funds"). The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in AMT Guardian Investments (the "Series"), a series of Advisers Managers Trust having the same investment objective and policies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series (100% at December 31, 1999). The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
2) PORTFOLIO VALUATION: The Fund records its investment in the Series at value. Investment securities held by the Series are valued as indicated in the notes following the Series' Schedule of Investments.
3) TAXES: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Series expenses, daily on its investment in the Series. Income dividends and distributions from net realized capital gains, if any, are normally distributed in February. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($449,669, expiring in 2006, determined as of December 31, 1999), it is the policy of the Fund not to distribute such gains.
      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

Neuberger Berman Advisers Management Trust                     December 31, 1999
--------------------------------------------------------------------------------
          Guardian Portfolio

5) ORGANIZATION EXPENSES: Organization expenses incurred by the Fund are being amortized on a straight-line basis over a five-year period. At December 31, 1999, the unamortized balance of such expenses amounted to $6,568.
6) EXPENSE ALLOCATION: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, to each of the Funds.
7) OTHER: All net investment income and realized and unrealized capital gains and losses of the Series are allocated pro rata among the Fund and any other investors in the Series.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.
   The Fund retains Neuberger Berman Management Inc. ("Management") as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of 0.30% of the Fund's average daily net assets. The Fund indirectly pays for investment management services through its investment in the Series (see Note B of Notes to Financial Statements of the Series).
   Effective May 1, 1995, the trustees of the Trust adopted a non-fee distribution plan for each series of the Trust.
   Management has voluntarily undertaken to reimburse the Fund for its operating expenses plus its pro rata share of its Series' operating expenses (including the fees payable to Management, but excluding interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) ("Operating Expenses") which exceed, in the aggregate, 1.00% per annum of the Fund's average daily net assets (the "Expense Limitation"). This undertaking is subject to termination by Management upon at least 60 days' prior written notice to the Fund. The Fund has agreed to repay Management for its excess Operating Expenses previously reimbursed by Management through December 31, 1999, so long as its annual Operating Expenses during that period do not exceed its Expense Limitation. For the year ended December 31, 1999, the Fund reimbursed Management $19,386 under this agreement. At December 31, 1999, the Fund has a remaining contingent liability to Management under the agreement of $44,272, not repaid through December 31, 1999.
   Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Several individuals who are officers and/or trustees of the Trust are also employees of Neuberger and/or Management.
   The Series has an expense offset arrangement in connection with its custodian contract. In addition, in connection with the Securities Lending Agreement between the Series and Morgan Stanley & Co. Incorporated ("Morgan"), Morgan had agreed to reimburse the Series for transaction costs incurred on security lending transactions charged by the custodian through May 31, 1999. The impact of these arrangements, respectively, reflected in the Statement of Operations under the caption Expenses from Series, was a reduction of $664 and $192.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the year ended December 31, 1999, additions and reductions in the Fund's investment in its Series amounted to $84,599,234 and $50,453,391, respectively.

FINANCIAL HIGHLIGHTS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Guardian Portfolio(1)
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its Series' Financial Statements and notes thereto.(2)

                                                                           Period from
                                                                           November 3,
                                                                           1997(3) to
                                                                            December
                                              Year Ended December 31,          31,
                                                1999           1998           1997
                                             -----------------------------------------
Net Asset Value, Beginning of Year           $13.84             $10.52          $10.00
                                             -----------------------------------------
Income From Investment Operations
    Net Investment Income                      .09                 .11             .01
    Net Gains or Losses on Securities
     (both realized and unrealized)           1.97                3.22(4)          .51
                                             -----------------------------------------
      Total From Investment Operations        2.06                3.33             .52
                                             -----------------------------------------
Less Distributions
    Dividends (from net investment
     income)                                  (.05)               (.01)             --
                                             -----------------------------------------
Net Asset Value, End of Year                 $15.85             $13.84          $10.52
                                             -----------------------------------------
Total Return(5)                              +14.93%            +31.67%          +5.20%(6)
                                             -----------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
 millions)                                   $121.1             $ 74.1          $  0.6
                                             -----------------------------------------
    Ratio of Gross Expenses to Average
 Net Assets(7)                                1.00%               1.00%           1.06%(8)
                                             -----------------------------------------
    Ratio of Net Expenses to Average Net
 Assets(9)                                    1.00%               1.00%           1.00%(8)
                                             -----------------------------------------
    Ratio of Net Investment Income to
 Average Net Assets                            .61%                .80%            .98%(8)
                                             -----------------------------------------

 SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger Berman Advisers Management Trust                     December 31, 1999
--------------------------------------------------------------------------------
          Guardian Portfolio
1) The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Series' income and expenses.
2) The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.
3) The date investment operations commenced.
4) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
5) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.
6) Not annualized.
7) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
8) Annualized.
9) After reimbursement of expenses by Management as described in Note B of Notes to Financial Statements. Had Management not undertaken such action the annualized ratios of net expenses to average daily net assets would have been:

                                                                     Period from
                                                  Year Ended     November 3, 1997 to
                                                 December 31,        December 31,
                                                     1998                1997
-------------------------------------------------------------------------------------
Net Expenses                                           1.14%                  30.06%

   Had the Fund not reimbursed Management, as described in Note B of Notes to Financial Statements, the annualized ratio of net expenses to average daily net assets would have been:

                                                  Year Ended
                                                 December 31,
                                                     1999
-------------------------------------------------------------
Net Expenses                                            .98%

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Trustees of
Neuberger Berman Advisers Management Trust and
Shareholders of Guardian Portfolio

   We have audited the accompanying statement of assets and liabilities of Guardian Portfolio, one of the series constituting the Neuberger Berman Advisers Management Trust (the "Trust"), as of December 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Guardian Portfolio of Neuberger Berman Advisers Management Trust at
December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
January 28, 2000

SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                        December 31, 1999

--------------------------------------------------------------------------------
          AMT Guardian Investments

       Number                                              Market
      of Shares                                           Value(1)
---------------------                                   ------------

                       COMMON STOCKS (88.9%)
BANKING & FINANCIAL (5.0%)
         37,900        Chase Manhattan                  $  2,944,356
         77,900        Wells Fargo                         3,150,081
                                                        ------------
                                                           6,094,437
                                                        ------------
BASIC MATERIALS (5.2%)
         20,500        Champion International              1,269,719
          5,400        Dow Chemical                          721,575
         22,000        duPont                              1,449,250
         28,500        International Paper                 1,608,469
         62,600        Millennium Chemicals                1,236,350
                                                        ------------
                                                           6,285,363
                                                        ------------
CAPITAL GOODS (5.2%)
          5,100        Deere & Co.                           221,212
         14,300        Emerson Electric                      820,463
         12,100        General Dynamics                      638,275
          9,000        Illinois Tool Works                   608,062
        100,400        Republic Services                   1,443,250(2)
         22,900        SCI Systems                         1,882,094(2)(3)
         10,800        United Technologies                   702,000
                                                        ------------
                                                           6,315,356
                                                        ------------
COMMUNICATION SERVICES (7.7%)
         40,900        AT&T Corp.                          2,075,675
         40,700        Bell Atlantic                       2,505,594
         48,900        MCI WorldCom                        2,594,756(2)
         44,100        SBC Communications                  2,149,875
                                                        ------------
                                                           9,325,900
                                                        ------------
CONSUMER CYCLICALS (10.2%)
         25,100        Carnival Corp.                      1,200,094
        126,500        Cendant Corp.                       3,360,156(3)
         36,400        Federated Department Stores         1,840,475(2)
         32,800        General Motors                      2,384,150

       Number                                              Market
      of Shares                                           Value(1)
---------------------                                   ------------

         50,600        Lear Corp.                       $  1,619,200(2)
         32,600        Lowe's Cos.                         1,947,850
                                                        ------------
                                                          12,351,925
                                                        ------------
CONSUMER STAPLES (6.2%)
         27,000        AMFM Inc.                           2,112,750(2)
         30,000        Coca Cola Enterprises                 603,750
         25,900        Kimberly-Clark                      1,689,975
         35,700        McDonald's Corp.                    1,439,156
         26,300        Nabisco Holdings                      831,738
         36,500        Philip Morris                         846,344
                                                        ------------
                                                           7,523,713
                                                        ------------
ENERGY (10.7%)
         29,000        Amerada Hess                        1,645,750
         18,500        Chevron Corp.                       1,602,562
         21,800        Diamond Offshore Drilling             666,262(2)
         27,063        Exxon Mobil                         2,180,263
         33,800        Halliburton Co.                     1,360,450
         14,600        Royal Dutch Petroleum - NY
                       Shares                                882,388
         16,500        Schlumberger Ltd.                     928,125
         28,300        Texaco Inc.                         1,537,044
         26,494        Transocean Sedco Forex                892,530(2)
         98,000        Union Pacific Resources Group       1,249,500
                                                        ------------
                                                          12,944,874
                                                        ------------
FINANCIAL SERVICES (12.3%)
         13,500        American International Group        1,459,688
         70,700        Associates First Capital            1,939,831
         49,900        Capital One Financial               2,404,556
         43,850        Citigroup Inc.                      2,436,416
         34,800        FleetBoston Financial               1,211,475
         27,000        Hartford Financial Services
                       Group                               1,279,125
         12,900        Morgan Stanley Dean Witter          1,841,475
         13,850        Progressive Corp.                   1,012,781
         32,400        SLM Holding                         1,368,900
                                                        ------------
                                                          14,954,247
                                                        ------------

Advisers Managers Trust                                        December 31, 1999

--------------------------------------------------------------------------------

          AMT Guardian Investments

       Number                                              Market
      of Shares                                           Value(1)
---------------------                                   ------------

HEALTH CARE (6.8%)
         71,100        American Home Products           $  2,804,006
          7,000        MedicaLogic, Inc.                     147,000(2)
         15,000        Warner-Lambert                      1,229,063
         60,800        Wellpoint Health Networks           4,009,000(2)(3)
                                                        ------------
                                                           8,189,069
                                                        ------------
TECHNOLOGY (16.4%)
         24,000        Apple Computer                      2,467,500(2)
         30,900        Computer Associates                 2,161,069
         15,000        Gateway Inc.                        1,080,937(2)
         16,300        Hewlett-Packard                     1,857,181
         12,500        IBM                                 1,350,000
         15,700        Novell, Inc.                          627,019(2)
         30,500        Plantronics, Inc.                   2,182,656
         31,700        Rational Software                   1,557,263(2)(3)
         36,600        Seagate Technology                  1,704,188(2)
         16,400        Sun Microsystems                    1,269,975(2)(3)
         25,900        Teradyne, Inc.                      1,709,400(2)(3)
         19,200        Texas Instruments                   1,860,000(3)
                                                        ------------
                                                          19,827,188
                                                        ------------
TRANSPORTATION (3.2%)
         27,100        AMR Corp.                           1,815,700(2)
         36,400        Burlington Northern Santa Fe          882,700
         27,800        Continental Airlines Class B        1,233,625(2)
                                                        ------------
                                                           3,932,025
                                                        ------------
                       TOTAL COMMON STOCKS
                       (COST $96,048,102)                107,744,097
                                                        ------------
                       PREFERRED STOCKS (2.4%)
         87,100        News Corp. ADR
                       (COST $2,523,957)                   2,912,406
                                                        ------------

      Principal                                            Market
       Amount                                             Value(1)
---------------------                                   ------------

                       U.S. TREASURY SECURITIES
                       (4.0%)
     $5,000,000        U.S. Treasury Bills, 3.00% &
                       5.12%, due 1/6/00 & 1/13/00
                        (COST $4,996,627)               $  4,996,627(4)
                                                        ------------
                       U.S. GOVERNMENT AGENCY
                       SECURITIES (2.3%)
      2,000,000        Freddie Mac, Discount Notes,
                       4.50%, due 1/11/00                  1,997,500
        700,000        Federal Farm Credit Bank,
                       Discount Notes, 4.35%,
                       due 1/14/00                           698,900
                                                        ------------
                       TOTAL U.S. GOVERNMENT AGENCY
                       SECURITIES
                       (COST $2,696,400)                   2,696,400(4)
                                                        ------------
                       REPURCHASE AGREEMENTS (3.9%)
      4,590,000        State Street Bank and Trust
                       Co. Repurchase Agreement,
                       3.50%, due 1/3/00, dated
                       12/31/99, Maturity Value
                       $4,591,339, Collateralized by
                       $4,730,000 Fannie Mae,
                       Medium-Term Notes, 6.35%,
                       due 6/22/01 (Collateral Value
                       $4,730,000)  (COST $4,590,000)      4,590,000(4)
                                                        ------------
                       TOTAL INVESTMENTS (101.5%)
                       (COST $110,855,086)               122,939,530(5)
                       Liabilities, less cash,
                       receivables and other assets
                       [(1.5%)]                           (1,772,081)
                                                        ------------
                       TOTAL NET ASSETS (100.0%)        $121,167,449
                                                        ------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                        December 31, 1999
--------------------------------------------------------------------------------
          AMT Guardian Investments
1) Investment securities of the Series are valued at the latest sales price; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. The Series values all other securities by a method the trustees of Advisers Managers Trust believe accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using current exchange rates. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
2) Non-income producing security.
3) The following securities were held in escrow at December 31, 1999, to cover outstanding call options written:

                                                                                                          PREMIUM
                                                       SECURITIES AND                    MARKET VALUE       ON       MARKET VALUE
ADVISERS MANAGERS TRUST        SHARES                      OPTIONS                       OF SECURITIES    OPTIONS     OF OPTIONS
---------------------------------------------------------------------------------------------------------------------------------
GUARDIAN INVESTMENTS           7,000    Rational Software                                 $  343,875      $33,708      $ 43,750
                                        January 2000 @ 45
                               16,000   Sun Microsystems                                   1,239,000      49,758        452,000
                                        January 2000 @ 50
                               18,000   Teradyne, Inc.                                     1,188,000      71,458        504,000
                                        January 2000 @ 35
                               7,000    Teradyne, Inc.                                       462,000      46,747        249,375
                                        January 2000 @ 30
                               10,000   Texas Instruments                                    968,750      85,422         68,750
                                        January 2000 @ 95
                               8,000    Texas Instruments                                    775,000      69,758        106,000
                                        January 2000 @ 85
                               5,000    Wellpoint Health Networks                            329,688      44,640         89,375
                                        April 2000 @ 50
                               11,500   Cendant Corp.                                        305,469      29,951         37,375
                                        February 2000 @ 25
                               2,500    SCI Systems                                          205,469      30,516         29,688
                                        July 2000 @ 85

4) At cost, which approximates market value.
5) At December 31, 1999, the cost of investments for U.S. Federal income tax purposes was $111,281,473. Gross unrealized appreciation of investments was $17,113,929 and gross unrealized depreciation of investments was $5,455,872, resulting in net unrealized appreciation of $11,658,057, based on cost for U.S. Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Guardian Investments

                                                    December 31,
                                                        1999
                                                    -------------
ASSETS
      Investments in securities, at market value*
       (Note A) -- see Schedule of Investments      $122,939,530
      Cash                                                 2,437
      Receivable for securities sold                     341,730
      Dividends and interest receivable                  137,538
      Receivable for variation margin (Note A)            11,050
      Deferred organization costs (Note A)                 8,958
      Prepaid expenses and other assets                    1,401
                                                    -------------
                                                     123,442,644
                                                    -------------
LIABILITIES
      Option contracts written, at market value
       (Note A)                                        1,580,313
      Payable for securities purchased                   570,284
      Accrued expenses and other payables                 71,021
      Payable to investment manager (Note B)              53,577
                                                    -------------
                                                       2,275,195
                                                    -------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $121,167,449
                                                    -------------

NET ASSETS consist of:
      Paid-in capital                               $110,044,191
      Net unrealized appreciation in value of
       investment securities, financial futures
       contracts, and option contracts (Note A)       11,123,258
                                                    -------------
NET ASSETS                                          $121,167,449
                                                    -------------
*Cost of investments                                $110,855,086
                                                    -------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Guardian Investments

                                                       For the
                                                         Year
                                                        Ended
                                                     December 31,
                                                         1999
                                                     ------------
INVESTMENT INCOME
    Income:
      Dividend income                                $ 1,004,881
      Interest income                                    771,697
      Foreign taxes withheld (Note A)                     (7,803)
                                                     ------------
        Total income                                   1,768,775
                                                     ------------
    Expenses:
      Investment management fee (Note B)                 605,772
      Custodian fees (Note B)                             78,338
      Accounting fees                                     10,000
      Auditing fees                                        7,078
      Trustees' fees and expenses                          5,894
      Legal fees                                           5,469
      Amortization of deferred organization and
       initial offering expenses (Note A)                  1,894
      Insurance expense                                      837
      Miscellaneous                                           76
                                                     ------------
        Total expenses                                   715,358
      Expenses reduced by custodian fee expense
       offset arrangement (Note B)                          (856)
                                                     ------------
        Total net expenses                               714,502
                                                     ------------
        Net investment income                          1,054,273
                                                     ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain on investment securities
     sold                                              3,299,389
    Net realized gain on option contracts
     (Note A)                                            183,744
    Net realized gain on financial futures
     contracts (Note A)                                1,320,965
    Change in net unrealized appreciation of
     investment securities, financial futures
     contracts, and option contracts (Note A)          6,942,689
                                                     ------------
        Net gain on investments                       11,746,787
                                                     ------------
        Net increase in net assets resulting from
        operations                                   $12,801,060
                                                     ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Guardian Investments

                                           Year Ended December 31,
                                              1999          1998
                                          --------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $  1,054,273  $    394,595
    Net realized gain (loss) on
     investments                             4,804,098    (5,836,131)
    Change in net unrealized
     appreciation of investments             6,942,689     4,162,581
                                          --------------------------
    Net increase (decrease) in net
     assets resulting from operations       12,801,060    (1,278,955)
                                          --------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                               84,599,234   102,739,538
    Reductions                             (50,453,391)  (27,803,723)
                                          --------------------------
    Net increase in net assets resulting
     from transactions in investors'
     beneficial interests                   34,145,843    74,935,815
                                          --------------------------
NET INCREASE IN NET ASSETS                  46,946,903    73,656,860
NET ASSETS:
    Beginning of year                       74,220,546       563,686
                                          --------------------------
    End of year                           $121,167,449  $ 74,220,546
                                          --------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Advisers Managers Trust                                        December 31, 1999
--------------------------------------------------------------------------------
          AMT Guardian Investments

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: AMT Guardian Investments (the "Series") is a separate operating series of Advisers Managers Trust ("Managers Trust"), a New York common law trust organized as of May 24, 1994. Managers Trust is currently comprised of eight separate operating series. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Series' Schedule of Investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Series becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
4) TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code. Each series of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each series will be treated as a partnership for U.S. Federal income tax purposes and is therefore not subject to U.S. Federal income tax.
5) FOREIGN TAXES: Foreign taxes withheld represent amounts withheld by foreign tax authorities, net of refunds recoverable.
6) ORGANIZATION EXPENSES: Organization expenses incurred by the Series are being amortized on a straight-line basis over a five-year period. At December 31, 1999, the unamortized balance of such expenses amounted to $8,958.
7) EXPENSE ALLOCATION: Expenses directly attributable to a series are charged to that series. Expenses not directly attributed to a series are allocated, on the basis of relative net assets, to each of the series of Managers Trust.
8) CALL OPTIONS: Premiums received by the Series upon writing a covered call option are recorded in the liability section of the Series' Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, the Series realizes a gain or loss and the liability is eliminated. The Series bears the risk of a decline in the price of the security during the period, although any potential loss during the period would be reduced by the amount of the option premium received. In general, written covered call options may serve as a partial hedge against decreases in value in the underlying securities to the extent of the premium received. All securities covering outstanding options are held in escrow by the custodian bank.

Advisers Managers Trust                                        December 31, 1999
--------------------------------------------------------------------------------
          AMT Guardian Investments

      Summary of option transactions for the year ended December 31, 1999:

                                                                VALUE
                                                                 WHEN
                                                  NUMBER       WRITTEN
------------------------------------------------------------------------
CONTRACTS OUTSTANDING 12/31/98                           0    $        0
CONTRACTS WRITTEN                                    2,205     1,147,314
CONTRACTS EXPIRED                                        0             0
CONTRACTS EXERCISED                                      0             0
CONTRACTS CLOSED                                    (1,355)     (685,356)
                                                 ---------    ----------
CONTRACTS OUTSTANDING 12/31/99                         850    $  461,958
                                                 ---------    ----------

9) FINANCIAL FUTURES CONTRACTS: The Series may buy and sell financial futures contracts to hedge against a possible decline in the value of the Series' securities and/or for purposes of managing cash flow. At the time the Series enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or liquid securities, known as "initial margin", ranging upward from 1.1% of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin", to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market", are recorded by the Series as unrealized gains or losses.
      Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts. When the contracts are closed, the Series recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities.
      For U.S. Federal income tax purposes, the futures transactions undertaken by the Series may cause the Series to recognize gains or losses from marking to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Series. Also, the Series' losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating the Series' taxable income.
      At December 31, 1999, open positions in financial futures contracts were as follows:

                                                                                                             UNREALIZED
EXPIRATION                                                    OPEN CONTRACTS                    POSITION    APPRECIATION
------------------------------------------------------------------------------------------------------------------------
March 2000                                                  13 S&P 500 Futures                    Long        $157,169

       At December 31, 1999, the Series had deposited $400,000 U.S. Treasury Bills, 5.12%, due 1/13/00, in a segregated account to cover margin requirements on open financial futures contracts.
10) SECURITY LENDING: Securities loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclose against the collateral. The investment manager, under

Advisers Managers Trust                                        December 31, 1999
--------------------------------------------------------------------------------
          AMT Guardian Investments

    the general supervision of Managers Trust's Board of Trustees, monitors the creditworthiness of the parties to whom the Series makes security loans. The Series will not lend securities on which covered call options have been written, or lend securities on terms which would prevent investors from qualifying as a regulated investment company. The Series entered into a Securities Lending Agreement with Morgan Stanley & Co. Incorporated ("Morgan"). The Series receives cash collateral equal to at least 100% of the current market value of the loaned securities. The Series invests the cash collateral in the N&B Securities Lending Quality Fund, LLC ("investment vehicle"), which is managed by State Street Bank and Trust Company pursuant to guidelines approved by Managers Trust's investment manager. Income earned on the investment vehicle is paid to Morgan monthly. The Series receives a fee, payable monthly, negotiated by the Series and Morgan, based on the number and duration of the lending transactions. At December 31, 1999, the Series had no securities on loan to Morgan.
11) REPURCHASE AGREEMENTS: The Series may enter into repurchase agreements with institutions that the Series' investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Series requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Series to obtain those securities in the event of a default under the repurchase agreement. The Series monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Series under each such repurchase agreement.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Series retains Neuberger Berman Management Inc. ("Management") as its investment manager under a Management Agreement. For such investment management services, the Series pays Management a fee at the annual rate of 0.55% of the first $250 million of the Series' average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average daily net assets in excess of $1.5 billion.
   Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Series. Several individuals who are officers and/or trustees of Managers Trust are also employees of Neuberger and/or Management.
   The Series has an expense offset arrangement in connection with its custodian contract. In addition, in connection with the Securities Lending Agreement between the Series and Morgan, Morgan had agreed to reimburse the Series for transaction costs incurred on security lending transactions charged by the custodian through May 31, 1999. The impact of these arrangements, respectively, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $664 and $192.

NOTE C -- SECURITIES TRANSACTIONS:
   During the year ended December 31, 1999, there were purchase and sale transactions (excluding short-term securities, financial futures contracts, and option contracts) of $144,802,530 and $100,939,153, respectively.
   During the year ended December 31, 1999, brokerage commissions on securities transactions amounted to $272,418, of which Neuberger received $146,413, and other brokers received $126,005.

FINANCIAL HIGHLIGHTS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Guardian Investments

                                                                              Period from
                                                                         November 3, 1997(1) to
                                             Year Ended December 31,          December 31,
                                                1999          1998                1997
                                             --------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(2)                             .65%          .71%               9.59%(3)
                                             --------------------------------------------------
    Net Expenses                                  .65%          .71%               9.53%(3)
                                             --------------------------------------------------
    Net Investment Income (Loss)                  .96%         1.09%              (7.55%)(3)
                                             --------------------------------------------------
Portfolio Turnover Rate                           107%          197%                 12%
                                             --------------------------------------------------
Net Assets, End of Year (in millions)          $121.2         $74.2                $0.6
                                             --------------------------------------------------

1) The date investment operations commenced.

2) The Series is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

3) Annualized.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Trustees of
Advisers Managers Trust and
Owners of Beneficial Interest of AMT Guardian Investments

   We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of AMT Guardian Investments, one of the series constituting the Advisers Managers Trust (the "Trust"), as of December 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AMT Guardian Investments of Advisers Managers Trust at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
January 28, 2000